Property And Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Schedule of Property and Equipment

Property and equipment at June 30, 2017 and December 31, 2016, consist of the following:

	June 30, 2017	December 31, 2016
Cost:
Production equipment	$143,957	$140,249
Means of transport	835,267	813,747
office equipment	11,561	11,264
	990,785	965,260
Less: accumulated depreciation	(342,326)	(281,613)
	$648,459	$683,647

Property and equipment at December 31, 2016 and 2015, consist of the following:

	December 31, 2016	December 31, 2015
Cost:
Production equipment	$140,249	$137,240
Vehicle	813,747	880,024
Office equipment	11,264	10,810
	965,260	1,028,074
Less: accumulated depreciation	(281,613)	(283,999)
Property and equipment, net	$683,647	$744,075